Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (569,567)	$ (2,004,335)	$ (3,243,237)	$ (4,528,002)	$ (5,894,253)	$ (1,452,776)
Weighted average shares outstanding - basic and diluted	6,886,051	6,452,292	6,883,575	6,449,572	6,452,581	5,577,856
Per share data:
Basic and diluted	$ (0.08)	$ (0.31)	$ (0.47)	$ (0.7)	$ (0.91)	$ (0.26)